Segment Reporting - Elimination (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($) customer
Revenue from External Customers
Revenue from external customers	$ 227,976,000	$ 204,890,000	$ 214,109,000
Oncology/Immunology segment
Revenue from External Customers
Revenue from external customers	30,215,000	26,792,000	41,233,000
Other Ventures segment
Revenue from External Customers
Revenue from external customers	197,761,000	178,098,000	172,876,000
Revenue | Oncology/Immunology segment | One customer
Revenue from External Customers
Revenue from external customers			$ 26,865,000
Number of customers accounted for more than 10% of revenue | customer			1
Revenue | Other Ventures segment | Two customers
Revenue from External Customers
Revenue from external customers	$ 62,493,000
Number of customers accounted for more than 10% of revenue | customer	2
Revenue | Other Ventures segment | One customer
Revenue from External Customers
Revenue from external customers		$ 27,343,000
Number of customers accounted for more than 10% of revenue | customer		1
Intersegment elimination
Revenue from External Customers
Revenue from external customers	$ 17,059,000	$ 3,354,000	$ 0